CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Loss	$ (3,417,617)	$ (537,932)	$ (313,274)	$ (1,763,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account	(548,503)	(344,043)	(2,747)	(2,030,383)
Formation costs paid by Sponsor in exchange for Class B ordinary shares			11,770
Change in fair value of forward purchase units	460,000
Changes in operating assets and liabilities:
Prepaid expenses	(38,151)	147,519	(449,448)	342,269
Accounts payable	3,915,725	(7,133)	10,035	773,020
Accounts payable — related party	(89,785)	52,921	49,182	55,626
Accrued expenses	(1,164,788)	280,210	126,644	1,784,158
Accrued expenses — related party	1,204
Net cash used in operating activities	(881,915)	(408,458)	(567,838)	(839,103)
Cash Flows from Investing Activities:
Advances to Trust Account	(559,736)
Proceeds from Trust Account for payment to redeeming shareholders	4,041,203
Cash deposited into Trust Account			(233,450,000)	(196,631)
Cash withdrawn from Trust Account for payment to redeeming shareholders				210,161,774
Net cash provided by investing activities	3,481,467		(233,450,000)	209,965,143
Cash Flows from Financing Activities:
Proceeds from convertible promissory notes — related party	1,520,921		223,765
Repayment of promissory note — related party			(223,765)
Proceeds from convertible promissory note — related party				221,631
Proceeds from sale of private placement warrants			10,050,000
Proceeds from initial public offering gross			225,400,000
Payment to redeeming shareholders				(210,161,774)
Payment to redeeming shareholders	(4,041,203)
Payment of offering costs		(7,000)	(613,329)
Net cash used in financing activities	(2,520,282)	(7,000)	234,836,671	(209,940,143)
Net Change in Cash	79,270	(415,458)	818,833	(814,103)
Cash — Beginning of period	4,730	818,833		818,833
Cash — End of period	84,000	403,375	818,833	4,730
Supplemental disclosures of non-cash investing and financing activities:
Accretion of Class A ordinary shares subject to redemption to redemption value			25,994,420	$ 2,129,761
Deferred underwriting fee payable			8,050,000
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor			13,230
Offering costs included in accrued offering costs			$ 231,235
Accretion of Class A ordinary shares subject to redemption value	1,108,239	$ 246,790
Reduction of deferred underwriting fee payable	2,415,000
Initial measurement of forward purchase units	$ 3,830,000